Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Schedule of Compensation for Key Management Personnel
Key management personnel comprise the directors, officers and members of the Executive Committee. The compensation and charges paid or payable for services are shown below:

	Years ended December 31,
Description	2020	2019	2018

Salaries and charges	18,075	22,187	16,275
Bonus	11,717	7,255	7,263
Share-based payment plan	36,986	29,129	21,508
	66,778	58,571	45,046

Schedule of sensitivity analysis - Variations in share value	Sensitivity analysis: variations in share value

Description	Stock price	Expense

Exposure at December 31, 2020	39.30	36,986

Effect on result

Devaluation -50%	19.65	12,203
Devaluation -25%	29.48	21,807